UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value

Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York,

NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2017

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.7%
KLX, Inc. (a)	172,970	$5,832,548
Orbital ATK, Inc.	80,600	7,012,200
Triumph Group, Inc.	147,848	5,349,141

		18,193,889
Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	148,018	7,343,173
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	68,700	1,979,247
Banks — 5.6%
Citizens Financial Group, Inc.	260,003	5,941,069
Cullen/Frost Bankers, Inc.	74,500	4,767,255
FirstMerit Corp.	293,100	6,495,096
Fulton Financial Corp.	218,400	3,055,416
Hancock Holding Co.	99,200	2,576,224
Prosperity Bancshares, Inc.	91,200	4,812,624

		27,647,684
Biotechnology — 0.9%
United Therapeutics Corp. (a)	41,586	4,374,847
Capital Markets — 1.8%
Ares Management LP	205,184	2,977,220
Eaton Vance Corp.	99,600	3,439,188
Stifel Financial Corp. (a)	81,400	2,678,874

		9,095,282
Chemicals — 3.2%
Albemarle Corp.	153,349	10,145,570
FMC Corp.	129,400	5,597,844

		15,743,414
Communications Equipment — 0.5%
ARRIS International PLC (a)(b)	115,839	2,637,654
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (a)	56,800	2,532,144
KBR, Inc.	264,100	4,109,396

		6,641,540
Consumer Finance — 1.0%
SLM Corp. (a)	736,515	4,986,207
Containers & Packaging — 2.0%
Packaging Corp. of America	91,900	5,962,472
Silgan Holdings, Inc.	73,600	3,734,464

		9,696,936
Distributors — 0.8%
LKQ Corp. (a)	119,355	3,825,328
Diversified Financial Services — 0.8%
Voya Financial, Inc.	117,100	3,802,237

Common Stocks	Shares	Value
Electric Utilities — 4.9%
ALLETE, Inc.	61,500	$3,455,685
FirstEnergy Corp.	67,500	2,199,825
Great Plains Energy, Inc.	70,200	2,192,346
OGE Energy Corp.	246,200	7,285,058
PNM Resources, Inc.	77,500	2,455,200
Westar Energy, Inc.	129,300	6,673,173

		24,261,287
Electrical Equipment — 1.7%
AMETEK, Inc.	57,650	2,772,388
Hubbell, Inc.	54,600	5,774,496

		8,546,884
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc. (a)	93,500	5,806,350
CDW Corp.	94,500	3,638,250
Keysight Technologies, Inc. (a)	222,000	5,789,760

		15,234,360
Energy Equipment & Services — 4.5%
Dril-Quip, Inc. (a)	62,700	4,064,214
Oceaneering International, Inc.	121,600	4,456,640
Patterson-UTI Energy, Inc.	350,200	6,916,450
Superior Energy Services, Inc.	407,300	6,867,078

		22,304,382
Food & Staples Retailing — 0.9%
Supervalu, Inc. (a)	839,192	4,221,136
Food Products — 2.9%
Hain Celestial Group, Inc. (a)	69,900	2,926,014
Pinnacle Foods, Inc.	59,172	2,520,136
TreeHouse Foods, Inc. (a)	58,252	5,149,477
Tyson Foods, Inc., Class A	53,759	3,538,417

		14,134,044
Gas Utilities — 1.4%
National Fuel Gas Co.	77,600	4,306,800
Questar Corp.	93,849	2,352,794

		6,659,594
Health Care Equipment & Supplies — 2.4%
Halyard Health, Inc. (a)	232,521	6,547,791
Varian Medical Systems, Inc. (a)(b)	62,028	5,035,433

		11,583,224
Health Care Providers & Services — 1.4%
Owens & Minor, Inc.	193,282	7,033,532
Household Durables — 1.0%
Mohawk Industries, Inc. (a)	12,734	2,452,950
Newell Brands Inc.	59,120	2,692,325

		5,145,275

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	68,300	$6,959,770
Insurance — 6.3%
Alleghany Corp. (a)	7,000	3,648,960
Arch Capital Group Ltd. (a)	40,700	2,868,943
Arthur J Gallagher & Co.	103,700	4,774,348
Assurant, Inc.	21,800	1,843,626
Brown & Brown, Inc.	45,400	1,593,994
FNF Group	99,400	3,170,860
Hanover Insurance Group, Inc.	64,500	5,531,520
Old Republic International Corp.	167,900	3,104,471
RenaissanceRe Holdings Ltd.	16,300	1,807,833
W.R. Berkley Corp.	50,900	2,850,400

		31,194,955
Internet Software & Services — 0.3%
Match Group, Inc. (a)(b)	127,216	1,450,262
IT Services — 1.4%
Amdocs Ltd.	44,900	2,538,646
DST Systems, Inc.	34,000	4,103,120

		6,641,766
Life Sciences Tools & Services — 1.2%
VWR Corp. (a)	221,939	5,912,455
Machinery — 2.2%
Colfax Corp. (a)	37,100	1,203,153
Joy Global, Inc.	116,500	2,481,450
Kennametal, Inc.	119,400	2,791,572
Terex Corp.	36,400	869,596
Xylem, Inc.	88,500	3,697,530

		11,043,301
Media — 1.4%
Cable One, Inc.	15,304	7,023,924
Metals & Mining — 4.1%
Agnico Eagle Mines Ltd.	110,800	5,230,868
Carpenter Technology Corp.	181,900	6,441,079
Steel Dynamics, Inc.	224,600	5,662,166
United States Steel Corp.	154,400	2,950,584

		20,284,697
Multi-Utilities — 3.1%
Alliant Energy Corp.	93,800	6,614,776
Black Hills Corp.	57,900	3,508,161
MDU Resources Group, Inc.	268,300	5,382,098

		15,505,035
Multiline Retail — 0.7%
Dollar Tree, Inc. (a)	44,543	3,550,523
Oil, Gas & Consumable Fuels — 5.2%
Concho Resources, Inc. (a)(b)	52,900	6,145,393
Energen Corp.	161,400	6,857,886

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	141,900	$5,051,640
Murphy USA, Inc. (a)	61,669	3,541,034
Whiting Petroleum Corp. (a)	168,800	2,025,600
World Fuel Services Corp.	39,600	1,850,508

		25,472,061
Paper & Forest Products — 0.9%
Domtar Corp.	115,400	4,459,056
Personal Products — 0.4%
Edgewell Personal Care Co.	24,466	2,007,925
Professional Services — 0.4%
ManpowerGroup, Inc.	26,800	2,064,404
Real Estate Investment Trusts (REITs) — 5.1%
LTC Properties, Inc.	159,006	7,376,288
Outfront Media, Inc.	262,455	5,692,649
Pebblebrook Hotel Trust (b)	158,820	4,389,785
Tanger Factory Outlet Centers, Inc.	216,353	7,589,663

		25,048,385
Real Estate Management & Development — 1.2%
Alexander & Baldwin, Inc.	151,415	5,790,110
Road & Rail — 1.3%
Genesee & Wyoming, Inc., Class A (a)	98,800	6,432,868
Semiconductors & Semiconductor Equipment — 2.4%
Cypress Semiconductor Corp.	428,500	3,869,355
Microchip Technology, Inc.	67,800	3,294,402
Qorvo, Inc. (a)(b)	50,200	2,260,506
Skyworks Solutions, Inc.	33,200	2,218,424

		11,642,687
Software — 2.7%
Netscout Systems, Inc. (a)	207,100	4,610,046
PTC, Inc. (a)	129,975	4,738,888
Synopsys, Inc. (a)	87,300	4,148,496

		13,497,430
Specialty Retail — 4.7%
Advance Auto Parts, Inc.	16,600	2,591,260
Dick’s Sporting Goods, Inc.	142,400	6,598,816
Foot Locker, Inc.	72,600	4,460,544
GNC Holdings, Inc., Class A	109,440	2,665,959
Signet Jewelers Ltd.	24,613	2,671,987
Staples, Inc.	394,541	4,024,318

		23,012,884
Technology Hardware, Storage & Peripherals — 1.0%
3D Systems Corp. (a)(b)	59,000	1,043,710
Diebold, Inc.	138,300	3,633,141

		4,676,851

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	75,400	$3,036,358
Deckers Outdoor Corp. (a)(b)	51,093	2,953,686
PVH Corp.	33,600	3,212,160
Ralph Lauren Corp.	39,700	3,700,437

		12,902,641
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	138,000	2,074,140
Trading Companies & Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	80,300	6,223,250
Water Utilities — 0.7%
Aqua America, Inc.	113,700	3,599,742
Total Long-Term Investments (Cost — $458,317,618) — 100.1%		493,562,278

Short-Term Securities — 2.9%	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$14,267	$14,266,958
Total Short-Term Securities (Cost — $14,266,958) — 2.9%		14,266,958
Total Investments (Cost — $472,584,576*) — 103.0%		507,829,236
Liabilities in Excess of Other Assets — (3.0)%		(14,937,342)

Net Assets — 100.0%		$492,891,894

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$477,423,310

Gross unrealized appreciation	$61,501,582
Gross unrealized depreciation	(31,095,656)

Net unrealized appreciation	$30,405,926

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(d)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2016	Net Activity	Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,084,183	(2,084,183)	—	$1,147
BlackRock Liquidity Series, LLC, Money Market Series	$12,383,045	$1,883,913	$14,266,958	67,844	[1]
Total			14,266,958	$68,991

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2016	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$493,562,278	—	—	$493,562,278
Short-Term Securities	—	$14,266,958	—	14,266,958

Total	$493,562,278	$14,266,958	—	$507,829,236

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$778	—	—	$778
Liabilities:
Bank overdraft	—	$(1,549,163)	—	(1,549,163)
Collateral on securities loaned at value	—	(14,266,958)	—	(14,266,958)

Total	$778	$(15,816,121)	—	$(15,815,343)

During the period ended April 30, 2016, there were no transfers between levels.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2016